Share based compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Share based compensation [Abstract]
Disclosure of share-based payment arrangements [text block]
15.	Share based compensation

(a)	Stock Option Plan

Under the Stock Option Plan, service providers are granted Stock Options with exercise prices that approximate the market price of common shares at the date of grant. Share based compensation costs of the Stock Option Plan are determined using a Black-Scholes valuation model, using weighted average assumptions as follows:

Volatility	41%
Expected forfeiture rate	0.98%
Dividend rate	0%
Risk-free rate	1.05%

Volatility is based on historical stock prices at the close-of-trade-day over a historical time period.

The following tables summarize information about changes in Stock Options outstanding at December 31, 2017:

	Stock Options	Weighted-Average Exercise Price
Balance at December 31, 2015	4,031,302	$5.49
Exercised	(921,387)	4.64
Balance at December 31, 2016	3,109,915	$5.75
Exercised	(1,085,681)	$4.72
Forfeited	(18,377)	6.82
Balance at December 31, 2017	2,005,857	$6.30

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Price	Number of Stock Options Outstanding	Weighted Average Remaining Contractual Life - Years	Weighted Average Exercise Price	Number of Stock Options Exercisable	Weighted Average Exercise Price
$5.87 - $6.81	1,110,009	1.29	$5.87	1,110,009	$5.87
$6.82	895,848	2.26	6.82	584,927	6.82
$5.87 - $6.82	2,005,857	1.72	$6.30	1,694,936	$6.20

During the year ended December 31, 2017, 1,085,681 Stock Options were exercised with no cash consideration, resulting in the issuance of 483,494 common shares.

(b)	Performance Incentive Plan

Under the Performance Incentive Plan, service providers can be granted two types of Incentive Awards: Restricted Awards and Performance Awards. A Restricted Award is a grant denominated in a fixed number of common shares which generally vests 1/3 on the first anniversary of the grant date, 1/3 on the second anniversary, and 1/3 on the third anniversary. A Performance Award is a grant denominated in a fixed number of common shares which vests on the third anniversary of the grant date. Performance Award grants are multiplied by a Payout Multiplier, that is determined based on Corporate Performance Measures, as approved by the Board of Directors.

As at December 31, 2017, no Restricted Awards have been granted.

The following table is a continuity of Performance Awards:

Performance Awards
Balance at December 31, 2015	666,092
Granted	661,571
Balance at December 31, 2016	1,327,663
Granted	723,676
Settlements	(402,582)
Forfeited/cancelled	(68,458)
Balance at December 31, 2017	1,580,299

During April 2017, 402,582 Performance Awards matured and were settled with no cash consideration, resulting in the issuance of 825,359 common shares, after applying the Payout Multiplier.

Share based compensation recognized by plan for the years ended December 31, 2017 and 2016 are as follows:

	Year ended
	December 31
	2017	2016
Stock Options	$355	$784
Performance Awards	8,009	4,823
Total share based compensation	8,364	5,607
Capitalized (note 8)	(3,245)	(2,326)
Net share based compensation expense	$5,119	$3,281